Leases - maturity of operating lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maturity of operating lease liabilities under the Group's non-cancelable operating leases
2022	¥ 16,718
2023	429
2024	214
Total lease payment	17,361
Less: interest	473
Present value of operating lease liabilities	¥ 16,888	¥ 27,558